Other non-current assets - Joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets
Other non-current assets	$ 24	$ 25	$ 21	$ 15
Investment in joint ventures	$ 9	$ 10